FINANCIAL INSTRUMENTS - Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Interest expense | Fair Value Hedges | Interest rate derivatives
Fair Value Hedges
Interest rate derivatives, fair value hedges	$ (5)	$ 7	$ 37	$ 38
Other, Net | Foreign exchange derivatives | Derivatives not designated as hedging instruments
Not Designated as Hedges
Foreign exchange contracts, not designated as hedges	$ 6	$ 29	$ 160	$ (39)